Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	€ 595.8	€ 599.0	€ 1,303.2	€ 1,281.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	186.3	179.0	381.7	381.4
Italy
Disclosure of geographical areas [line items]
Revenue	92.1	96.9	219.8	222.7
Germany
Disclosure of geographical areas [line items]
Revenue	87.9	87.9	202.4	199.1
France
Disclosure of geographical areas [line items]
Revenue	43.1	50.6	94.8	102.7
Sweden
Disclosure of geographical areas [line items]
Revenue	34.2	35.3	74.0	79.8
Austria
Disclosure of geographical areas [line items]
Revenue	30.9	30.4	69.2	65.2
Norway
Disclosure of geographical areas [line items]
Revenue	27.0	22.4	58.5	53.4
Spain
Disclosure of geographical areas [line items]
Revenue	18.7	20.2	37.3	43.9
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 75.6	€ 76.3	€ 165.5	€ 133.7